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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Glazer Capital Managment

Address: 237 Park Avenue South
         New York, NY St. 10017


         CIK # - 0001076809



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jason Daniels
Title: Client Service Representative
Phone: 212-713-4828


Signature, Place, and Date of Signing:

Jon Kuber                        New York, NY                   05/08/06
---------------------     ---------------------------      -------------------
    [Signature]                 [City, State]                    [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry      : _____________

Form 13F Information Table Value      : $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

-------   ---------------------------   --------------------------------

[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

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                                                            VALUATION CURRENCY: USD

       ITEM 1                 ITEM 2      ITEM 3         ITEM 4        ITEM 5           ITEM 6      ITEM 7          ITEM 8
 NAME OF ISSUER               TITLE       CUSIP           FAIR        SHARES OR     INVEST. DESC.             VOTING AUTHORITY
                               OF         NUMBER         MARKET       PRINCIPAL              SHARED  MANA-
                             CLASS                       VALUE         AMOUNT   SOLE  SHARED OTHER   GERS  SOLE     SHARED  OTHER
                                                                                 (A)   (B)    (C)           (A)     (B)      (C)
--------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC                   OTC EQ   00339B107     10,760,490        478,244    X                          478,244
ADE CORP - MASS               OTC EQ   00089C107      1,531,000         50,000    X                           50,000
ANDRX GROUP NEW               OTC EQ   034553107      3,421,433        144,121    X                          144,121
ALBEMARLE FIRST BANK          OTC EQ   012684106        291,840         19,200    X                           19,200
WTS ALBEMARLE FIRST BK        OTC EQ   012684114         51,441         10,841    X                           10,841
ANTEON INTL CORP              COMMON   03674E108      8,140,352        149,200    X                          149,200
ADVANCED PWR TECH INC         OTC EQ   007623101      5,122,485        349,181    X                          349,181
ARDEN REALTY INC              COMMON   039793104      5,595,984        123,997    X                          123,997
ARTESYN TECHNOLOGIES INC      OTC EQ   043127109      5,771,230        527,053    X                          527,053
BURLINGTON RESOURCES INC      COMMON   122014103      4,464,386         48,500    X                           48,500
CARRAMERICA REALTY CORP       COMMON   144418100     10,706,400        240,000    X                          240,000
DAVE AND BUSTERS INC          COMMON   23833N104      1,373,605         76,100    X                           76,100
EAGLE MATERIALS INC           OTC EQ   26969P207      3,610,514         56,600    X                           56,600
FAIRMONT HOTELS & RESORTS     COMMON   305204109      3,607,290         80,700    X                           80,700
FREESCALE SEMICONDUCTOR CL    COMMON   35687M206      3,221,320        116,000    X                          116,000
GOLD BANC CORP INC            OTC EQ   379907108      4,720,825        257,687    X                          257,687
GUEST-TEK INTERACTIVE         CEQ      401631106        179,319         34,156    X                           34,156
HUGHES SUPPLY INC             COMMON   444482103      4,798,102        103,185    X                          103,185
IDENTIX INC                   OTC EQ   451906101      1,918,423        241,008    X                          241,008
I-MANY INC                    OTC EQ   44973Q103        632,190        395,119    X                          395,119
IVILLAGE INC                  OTC EQ   46588H105      6,860,643        815,772    X                          815,772
J JILL GROUP INC              OTC EQ   466189107     10,684,111        446,847    X                          446,847
JEFFERSON PILOT CORP          COMMON   475070108      1,340,287         22,800    X                           22,800
LINCOLN NATIONAL CORP         COMMON   534187109        801,217         14,677    X                           14,677
MORTON INDUSTRIAL GROUP IN    OTC EQ   619328107         99,086         10,300    X                           10,300
MERISTAR HOSPITALITY CORP     COMMON   58984Y103     10,719,426      1,032,700    X                        1,032,700
MATRIXONE INC                 OTC EQ   57685P304     10,737,465      1,499,646    X                        1,499,646
MAYTAG CORP                   COMMON   578592107      1,094,229         51,300    X                           51,300
PEGASUS SOLUTIONS INC         OTC EQ   705906105      1,936,813        205,825    X                          205,825
PRIME GROUP REALTY TRUST 9    PREFER   74158J202        716,000         35,800    X                           35,800
PACKAGING DYNAMICS CORP       OTC EQ   695160101        183,305         13,235    X                           13,235
RENAL CARE GROUP INC          COMMON   759930100      1,612,800         33,600    X                           33,600
ROANOKE ELECTRIC STEEL COR    OTC EQ   769841107      5,436,800        168,322    X                          168,322
RAINDANCE COMMUNICATIONS I    OTC EQ   75086X106      9,967,525      3,691,676    X                        3,691,676
SBS TECHNOLOGIES INC          OTC EQ   78387P103      3,218,162        198,652    X                          198,652
SEGUE SOFTWARE INC            OTC EQ   815807102      5,335,843        618,290    X                          618,290
SNB BANCSHARES INC TEXAS      OTC EQ   78460M209      8,066,867        439,851    X                          439,851
STEWART & STEVENSON SERVIC    COMMON   860342104      1,681,728         46,100    X                           46,100
***TOMMY HILFIGER CORP-ORD    COMMON   G8915Z102      5,092,524        309,200    X                          309,200
INTRADO INC                   OTC EQ   46117A100      8,885,549        342,015    X                          342,015
TITAN INTERNATIONAL INC-IL    COMMON   88830M102      1,265,158         73,300    X                           73,300
ECXEL TECHNOLOGY              OTC EQ   30067T103      9,732,439        330,249    X                          330,249
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